Schedule of segment assets and segment liabilities (Details) - CAD ($) $ in Thousands		Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total assets		$ 138,351	$ 39,225
Total liabilities		118,591	20,500
Property, plant and equipment	[1]	34,507	3,455
Operating segments [member] | Development and EPC [member]
IfrsStatementLineItems [Line Items]
Total assets		22,832	15,112
Total liabilities		15,484	9,590
Property, plant and equipment
Operating segments [member] | IPP Production [member]
IfrsStatementLineItems [Line Items]
Total assets		111,194	16,995
Total liabilities		90,566	6,468
Property, plant and equipment		34,481	3,408
Operating segments [member] | Corporate and Other Activities [member]
IfrsStatementLineItems [Line Items]
Total assets		4,325	7,118
Total liabilities		5,541	4,442
Property, plant and equipment		$ 26	$ 47

[1]	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.